LEASE (Tables)	6 Months Ended
Jun. 30, 2025
LEASE
Summary of supplemental cash flow information related to operating leases

	For the six months ended June 30,
	2024	2025
Cash payments for operating leases	$318,622	$211,122
Right-of-use assets obtained in exchange for operating lease liabilities	—	—

Schedule of maturity of operating lease payments

Operating
leases
2025	$57,456
2026	117,036
2027	29,998
Total future lease payments	$204,490
Less: imputed interest	(1,424)
Total lease liabilities	$203,066
Less: Long term portions	(84,459)
Lease liabilities – current portions	$118,607